Borrowings - Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Short-term borrowings	$ 444,844	$ 310,659
Long-term borrowings	127,881
Debt, total	558,055	316,246
Unsecured borrowing.
Debt Instrument [Line Items]
Long-term borrowings	8,766	5,659
Secured borrowings
Debt Instrument [Line Items]
Long-term borrowings	119,115
Unsecured borrowing.
Debt Instrument [Line Items]
Short-term borrowings	$ 430,174	$ 310,587